SCHEDULE OF OPTION ACTIVITY (Details) - Employee Stock [Member] - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Option Indexed to Issuer's Equity [Line Items]
Number of options, outstanding at beginning of period	22,860,713	24,076,750
Weighted average exercise price, outstanding at beginning of period	$ 0.5	$ 0.47
Weighted average remaining contractual term (in years), outstanding at beginning of period		4 years 10 months 2 days	1 year 7 months 9 days
Number of options, granted	13,075,000	3,355,000
Weighted average exercise price, granted	$ 0.28	$ 0.91
Number of options, exercised	(33,333)	(2,707,286)
Weighted average exercise price, exercised	$ 0.22	$ 0.49
Number of options, forfeited	(1,649,164)	(1,863,751)
Weighted average exercise price, forfeited	$ 0.72	$ 1.63
Number of options, outstanding at the end of period	34,253,216	22,860,713	24,076,750
Weighted average exercise price, outstanding at the end of period	$ 0.43	$ 0.5	$ 0.47
Weighted average remaining contractual term (in years), outstanding at the end of period	5 years 11 months 1 day	4 years 10 months 2 days
Number of options, exercisable at the end of period	19,427,796	14,749,296
Weighted average remaining contractual term (in years), exercisable at the end of period	4 years 8 months 23 days	4 years 3 months 14 days